Employee Benefit Plans - Estimated Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2014	$ 1,694
2015	1,704
2016	1,739
2017	1,737
2018	1,774
2019 - 2023	8,667
Total	17,315
Pension Benefits [Member] | Continental Cement Company, L.L.C. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2014	1,694
2015	1,704
2016	1,739
2017	1,737
2018	1,774
2019 - 2023	8,667
Total	17,315
Other Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2014	1,269
2015	1,109
2016	1,130
2017	963
2018	1,018
2019 - 2023	4,512
Total	10,001
Other Benefits [Member] | Continental Cement Company, L.L.C. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2014	1,269
2015	1,109
2016	1,130
2017	963
2018	1,018
2019 - 2023	4,512
Total	$ 10,001